PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.5%
Communication Services : 1.1%
114,314  Entravision
Communications Corp.
- Class A
$ 266,352
0.1
19,912
Omnicom Group, Inc.
1,623,425
0.6
11,020
Publicis Groupe SA
1,060,494
0.4
9,525
(1)(2)
Thryv Holdings, Inc.
114,871
0.0
8,637  Townsquare Media,
Inc. - Class A
58,041
0.0
3,123,183
1.1
Consumer Discretionary : 6.9%
14,503  A-Mark Precious
Metals, Inc.
375,193
0.1
57,651  Bath & Body Works,
Inc.
1,485,090
0.5
30,787
BorgWarner, Inc.
1,353,396
0.5
9,310
Boyd Gaming Corp.
804,849
0.3
16,000
Brunswick Corp.
1,011,840
0.4
28,030  Cie Generale des
Etablissements
Michelin SCA
1,009,468
0.4
36,882
Gentex Corp.
1,043,761
0.4
52,581
(1)
KinderCare Learning
Cos., Inc.
349,138
0.1
6,025
(1)
M/I Homes, Inc.
870,251
0.3
27,187
(1)
MarineMax, Inc.
688,647
0.3
35,925
(1)
McGraw Hill, Inc.
450,859
0.2
9,638
Meritage Homes Corp.
698,080
0.3
12,893
(1)
Mohawk Industries,
Inc.
1,662,166
0.6
23,991
(1)(2)
OneWater Marine, Inc.
- Class A
380,017
0.1
3,571
Patrick Industries, Inc.
369,348
0.1
15,365
PulteGroup, Inc.
2,030,177
0.7
14,872
(1)
Skyline Champion
Corp.
1,135,775
0.4
18,456
Sodexo SA
1,164,471
0.4
12,589
(1)
Taylor Morrison Home
Corp.
831,000
0.3
12,685
Visteon Corp.
1,520,424
0.5
19,233,950
6.9
Consumer Staples : 7.4%
77,730
Conagra Brands, Inc.
1,423,236
0.5
45,024  Edgewell Personal
Care Co.
916,689
0.3
22,542  Estee Lauder Cos.,
Inc. - Class A
1,986,401
0.7
17,500
General Mills, Inc.
882,350
0.3
14,988
Heineken NV
1,173,699
0.4
190,318
Kenvue, Inc.
3,088,861
1.1
24,476
Kimberly-Clark Corp.
3,043,346
1.1
57,549  Koninklijke Ahold
Delhaize NV
2,328,698
0.8
15,857  Mondelez International,
Inc. - Class A
990,587
0.4
17,003
Pernod Ricard SA
1,673,961
0.6
23,376  Reckitt Benckiser
Group PLC
1,799,999
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
23,218  Spectrum Brands
Holdings, Inc.
$ 1,219,641
0.4
3,850  Turning Point Brands,
Inc.
380,611
0.1
20,908,079
7.4
Energy : 7.2%
64,232
Baker Hughes Co.
3,129,383
1.1
11,424
Chord Energy Corp.
1,135,203
0.4
73,803
Coterra Energy, Inc.
1,745,441
0.6
148,374  Crescent Energy Co.
- Class A
1,323,496
0.5
11,569  Diamondback Energy,
Inc.
1,655,524
0.6
106,205
(2)(3)
Enterprise Products
Partners L.P.
3,321,030
1.2
31,597  Flowco Holdings, Inc.
- Class A
469,216
0.2
14,790
(1)
Infinity Natural
Resources, Inc. - Class
A
193,897
0.1
14,607
Liberty Energy, Inc.
180,250
0.1
31,902
(2)
Mach Natural
Resources L.P.
420,468
0.1
62,600  Magnolia Oil & Gas
Corp. - Class A
1,494,262
0.5
50,003
(2)
Northern Oil and Gas,
Inc.
1,240,075
0.4
34,610  Occidental Petroleum
Corp.
1,635,323
0.6
13,725
ONEOK, Inc.
1,001,513
0.4
74,793  Permian Resources
Corp.
957,350
0.3
17,548
(2)
TXO Partners L.P.
246,549
0.1
20,148,980
7.2
Financials : 21.2%
10,925
(1)
Accelerant Holdings
- Class A
162,673
0.1
5,783
Allstate Corp.
1,241,321
0.4
16,034
Ameris Bancorp
1,175,453
0.4
27,062  Atlantic Union
Bankshares Corp.
955,018
0.3
22,476  Axis Capital Holdings
Ltd.
2,153,201
0.8
9,458
(1)
Axos Financial, Inc.
800,620
0.3
1,162
BancFirst Corp.
146,935
0.1
8,198  Bank of New York
Mellon Corp.
893,254
0.3
3,128
(1)
Bowhead Specialty
Holdings, Inc.
84,581
0.0
4,131
(1)
BRP Group, Inc.
- Class A
116,536
0.0
62,662  Columbia Banking
System, Inc.
1,612,920
0.6
54,279  Commerce
Bancshares, Inc.
3,243,713
1.2
59,877  Compass Diversified
Holdings
396,386
0.1
14,225
CVB Financial Corp.
268,995
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
20,626
(1)
Euronet Worldwide,
Inc.
$ 1,811,169
0.6
55,265
EVERTEC, Inc.
1,866,852
0.7
66,204
F.N.B. Corp.
1,066,546
0.4
8,654  Fidelis Insurance
Holdings Ltd.
157,070
0.1
28,826  First BanCorp/Puerto
Rico
635,613
0.2
50,134
First Hawaiian, Inc.
1,244,827
0.4
2,806
First Merchants Corp.
105,786
0.0
23,685
(1)
Hamilton Insurance
Group Ltd. - Class B
587,388
0.2
4,708  Hanover Insurance
Group, Inc.
855,114
0.3
54,699  Home BancShares,
Inc.
1,547,982
0.6
17,601  International
Bancshares Corp.
1,210,069
0.4
16,333
Marex Group PLC
549,115
0.2
418  Neptune Insurance
Holdings, Inc.
8,360
0.0
1,675  Nicolet Bankshares,
Inc.
225,287
0.1
22,138
Northern Trust Corp.
2,979,775
1.1
106,797
Old National Bancorp
2,344,194
0.8
3,212  Pathward Financial,
Inc.
237,720
0.1
7,161  PNC Financial
Services Group, Inc.
1,438,860
0.5
5,901
Popular, Inc.
749,486
0.3
37,446  Prosperity Bancshares,
Inc.
2,484,542
0.9
2,342  Raymond James
Financial, Inc.
404,229
0.1
16,008  Reinsurance Group of
America, Inc.
3,075,617
1.1
78,811
(1)
Repay Holdings Corp.
412,182
0.1
22,942
(1)
SiriusPoint Ltd.
415,021
0.2
25,460
(1)(2)
Slide Insurance
Holdings, Inc.
401,886
0.1
21,820  Southstate BANK
Corp.
2,157,343
0.8
7,436
(1)
StoneX Group, Inc.
750,441
0.3
14,137  T. Rowe Price Group,
Inc.
1,451,022
0.5
72,378
Truist Financial Corp.
3,309,122
1.2
15,150
UMB Financial Corp.
1,793,002
0.6
79,117
US Bancorp
3,823,725
1.4
29,311  Webster Financial
Corp.
1,742,246
0.6
17,778
Westamerica BanCorp
888,722
0.3
10,481  Willis Towers Watson
PLC
3,620,661
1.3
59,602,580
21.2
Health Care : 11.9%
2,490  AmerisourceBergen
Corp.
778,200
0.3
16,210  Becton Dickinson and
Co.
3,034,026
1.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
58,666
Embecta Corp.
$ 827,777
0.3
55,104
(1)
Enovis Corp.
1,671,855
0.6
82,418
(1)
Envista Holdings Corp.
1,678,855
0.6
36,419  GE HealthCare
Technologies, Inc.
2,735,067
1.0
58,430
(1)
Henry Schein, Inc.
3,877,999
1.4
29,441
(1)
Hologic, Inc.
1,986,973
0.7
5,245
(1)
ICON PLC
917,875
0.3
8,583
(1)
IQVIA Holdings, Inc.
1,630,255
0.6
11,080
Labcorp Holdings, Inc.
3,180,625
1.1
19,810
Medtronic PLC
1,886,704
0.7
9,114
(1)
Pediatrix Medical
Group, Inc.
152,660
0.0
9,458
Quest Diagnostics, Inc.
1,802,506
0.6
9,051  Universal Health
Services, Inc. - Class B
1,850,386
0.7
55,743  Zimmer Biomet
Holdings, Inc.
5,490,685
1.9
33,502,448
11.9
Industrials : 15.3%
18,203
A.O. Smith Corp.
1,336,282
0.5
26,589
ABM Industries, Inc.
1,226,285
0.4
17,451
Ashtead Group PLC
1,170,288
0.4
8,127
(1)
Blue Bird Corp.
467,709
0.2
13,600
Brink's Co.
1,589,296
0.6
93,780
Bunzl PLC
2,964,123
1.1
93,976
CSX Corp.
3,337,088
1.2
6,247
Cummins, Inc.
2,638,545
0.9
13,666
Deluxe Corp.
264,574
0.1
79,057
(1)
DIRTT Environmental
Solutions
45,458
0.0
3,227
Dover Corp.
538,360
0.2
2,595
(1)
DXP Enterprises, Inc.
308,987
0.1
5,143
Emerson Electric Co.
674,659
0.2
15,245
Fortive Corp.
746,852
0.3
33,267
(1)
Gates Industrial Corp.
PLC
825,687
0.3
3,139
(2)
Hammond Power
Solutions, Inc.
278,466
0.1
16,956
Hexcel Corp.
1,063,141
0.4
78,257
(1)
Hillman Solutions
Corp.
718,399
0.3
2,769
(1)
IBEX Holdings Ltd.
112,200
0.0
13,175
Kennametal, Inc.
275,753
0.1
12,720
Korn Ferry
890,146
0.3
8,181  L3Harris Technologies,
Inc.
2,498,559
0.9
13,896
Loomis AB
593,861
0.2
5,295
Luxfer Holdings PLC
73,600
0.0
14,457
Masco Corp.
1,017,628
0.4
25,896  MSC Industrial Direct
Co., Inc. - Class A
2,386,057
0.8
6,807
Norfolk Southern Corp.
2,044,891
0.7
13,447
Oshkosh Corp.
1,744,076
0.6
15,373
PACCAR, Inc.
1,511,473
0.5
19,538
(1)(2)
Proficient Auto
Logistics, Inc.
134,617
0.0
4,201  Science Applications
International Corp.
417,453
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
16,840  Sensata Technologies
Holding PLC
$ 514,462
0.2
61,981
Southwest Airlines Co.
1,977,814
0.7
4,437
Tecnoglass, Inc.
296,880
0.1
48,095
Timken Co.
3,615,782
1.3
8,183
(1)
Titan Machinery, Inc.
136,983
0.1
16,689
Toro Co.
1,271,702
0.5
15,703
TriNet Group, Inc.
1,050,374
0.4
1,451
Vinci SA
201,649
0.1
42,960,159
15.3
Information Technology : 6.1%
27,312
Amdocs Ltd.
2,240,950
0.8
19,605
Amkor Technology, Inc.
556,782
0.2
9,035
Avnet, Inc.
472,350
0.2
11,968
(1)
Axcelis Technologies,
Inc.
1,168,556
0.4
6,287
CDW Corp.
1,001,393
0.4
22,050  Cognizant Technology
Solutions Corp. - Class
A
1,478,893
0.5
2,461
(1)
F5, Inc.
795,371
0.3
83,783
HP, Inc.
2,281,411
0.8
28,930
(2)
Ingram Micro Holding
Corp.
621,706
0.2
18,456  Kulicke & Soffa
Industries, Inc.
750,052
0.3
4,161  NXP Semiconductors
NV
947,585
0.3
6,555
Opera Ltd., ADR
135,295
0.0
6,494  Progress Software
Corp.
285,281
0.1
20,580
Ralliant Corp.
899,963
0.3
4,629
TE Connectivity PLC
1,016,204
0.4
18,483
Teradyne, Inc.
2,544,000
0.9
17,195,792
6.1
Materials : 5.6%
13,837
Akzo Nobel NV
987,518
0.4
11,754
Ashland, Inc.
563,134
0.2
7,266
Eagle Materials, Inc.
1,693,269
0.6
1,816
(2)
FMC Corp.
61,072
0.0
222,798  Graphic Packaging
Holding Co.
4,360,157
1.5
16,717
(1)
Ingevity Corp.
922,611
0.3
14,215  Minerals Technologies,
Inc.
883,036
0.3
12,293  Packaging Corp. of
America
2,679,014
1.0
13,567
PPG Industries, Inc.
1,426,027
0.5
5,999  Reliance Steel &
Aluminum Co.
1,684,699
0.6
30,620
Titan America SA
457,463
0.2
15,718,000
5.6
Real Estate : 8.3%
9,241
Agree Realty Corp.
656,481
0.2
6,600  American Healthcare
REIT, Inc.
277,266
0.1
10,469
American Tower Corp.
2,013,398
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
90,971
(2)
Americold Realty Trust,
Inc.
$ 1,113,485
0.4
9,869
EPR Properties
572,501
0.2
41,040
Equity Residential
2,656,519
1.0
2,178  Essex Property Trust,
Inc.
582,963
0.2
100,221  Healthpeak Properties,
Inc.
1,919,232
0.7
8,981
LTC Properties, Inc.
331,040
0.1
7,701
Public Storage
2,224,434
0.8
52,421
Realty Income Corp.
3,186,673
1.1
9,006  Regency Centers
Corp.
656,537
0.2
13,218  Ryman Hospitality
Properties, Inc.
1,184,201
0.4
4,768
(2)
Smartstop Self Storage
REIT, Inc.
179,467
0.1
17,448
Terreno Realty Corp.
990,174
0.4
26,816
UMH Properties, Inc.
398,218
0.1
23,979
Ventas, Inc.
1,678,290
0.6
86,692
VICI Properties, Inc.
2,827,026
1.0
23,447,905
8.3
Utilities : 6.5%
11,325
Duke Energy Corp.
1,401,469
0.5
42,092
Evergy, Inc.
3,199,834
1.1
33,480
Eversource Energy
2,381,767
0.8
51,944
NorthWestern Corp.
3,044,438
1.1
32,031
ONE Gas, Inc.
2,592,589
0.9
8,824
PPL Corp.
327,900
0.1
23,051
Spire, Inc.
1,879,117
0.7
43,720
Xcel Energy, Inc.
3,526,018
1.3
18,353,132
6.5
Total Common Stock
(Cost $265,771,025)
274,194,208
97.5
PREFERRED STOCK : 0.5%
Consumer Staples : 0.5%
19,099  Henkel AG & Co.
KGaA
1,541,032
0.5
Total Preferred Stock
(Cost $1,362,495)
1,541,032
0.5
Total Long-Term
Investments
(Cost $267,133,520)
275,735,240
98.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.4%
Repurchase Agreements : 2.1%
1,578,906
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,579,088,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,610,503, due
08/27/27-09/01/55)
$ 1,578,906
0.5
1,319,993
(4)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $1,320,146,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$1,346,393, due
08/01/32-06/01/64)
1,319,993
0.5
66,756
(4)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$66,764, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $68,091, due
07/15/26-08/15/54)
66,756
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
125,768
(4)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $125,782,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $128,283, due
12/31/31-05/31/32)
$ 125,768
0.0
173,883
(4)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $173,903,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $177,361, due
11/18/25-08/15/55)
173,883
0.1
55,966
(4)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$55,972, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $57,085, due
10/23/25-08/15/55)
55,966
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,582,783
(4)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $1,582,969,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,611,477, due
10/15/26-02/15/54)
$ 1,582,783
0.6
1,024,101
(4)
TD Securities (USA)
LLC, Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,024,219,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$1,044,583, due
08/01/42-09/01/55)
1,024,101
0.4
Total Repurchase
Agreements
(Cost $5,928,156)
5,928,156
2.1
Time Deposits : 0.4%
160,000
(4)
Canadian Imperial
Bank of Commerce,
4.090
%,
10/01/2025 160,000
0.1
150,000
(4)
DZ Bank AG,
4.080
%,
10/01/2025 150,000
0.0
150,000
(4)
HSBC Bank PLC,
4.130
%,
10/01/2025 150,000
0.0
160,000
(4)
Landesbank
Hessen Thueringen
Girozentrale ,
4.100
%,
10/01/2025 160,000
0.1
160,000
(4)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 160,000
0.0
160,000
(4)
Royal Bank of Canada,
4.140
%,
10/01/2025 160,000
0.1
160,000
(4)
Societe Generale S.A.,
4.090
%,
10/01/2025 160,000
0.1
Total Time Deposits
(Cost $1,100,000)
1,100,000
0.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.9%
5,314,783
(5)
BlackRock Liquidity
Funds, FedFund ,
Institutional Class,
4.030%
(Cost $5,314,783) $ 5,314,783 1.9
Total Short-Term
Investments
(Cost $12,342,939)
$ 12,342,939
4.4
Total Investments in
Securities
(Cost $279,476,459) $ 288,078,179 102.4
Liabilities in Excess
of Other Assets (6,806,399) (2.4)
Net Assets $ 281,271,780 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Security is a Master Limited Partnership.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 2,062,689 $ 1,060,494 $ — $ 3,123,183
Consumer Discretionary 17,060,011 2,173,939 — 19,233,950
Consumer Staples 13,931,722 6,976,357 — 20,908,079
Energy 20,148,980 — — 20,148,980
Financials 59,602,580 — — 59,602,580
Health Care 33,502,448 — — 33,502,448
Industrials 38,030,238 4,929,921 — 42,960,159
Information Technology 17,195,792 — — 17,195,792
Materials 14,730,482 987,518 — 15,718,000
Real Estate 23,447,905 — — 23,447,905
Utilities 18,353,132 — — 18,353,132
Total Common Stock 258,065,979 16,128,229 — 274,194,208
Preferred Stock — 1,541,032 — 1,541,032
Short-Term Investments 5,314,783 7,028,156 — 12,342,939
Total Investments, at fair value $ 263,380,762 $ 24,697,417 $ — $ 288,078,179
Other Financial Instruments+
Forward Foreign Currency Contracts — 79,272 — 79,272
Total Assets $ 263,380,762 $ 24,776,689 $ — $ 288,157,451
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (16) $ — $ (16)
Total Liabilities $ — $ (16) $ — $ (16)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following forward foreign currency contracts were outstanding for VY
®
American Century Small-Mid Cap Value Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 1,679,060 GBP 1,242,106 Bank of America N.A. 12/19/25 $ 8,404
USD 528,784 SEK 4,925,437 Bank of America N.A. 12/19/25 2,995
SEK 172,449 USD 18,348 Bank of America N.A. 12/19/25 61
USD 2,397,552 EUR 2,021,820 Citibank N.A. 12/19/25 12,958
USD 1,678,774 GBP 1,242,106 Citibank N.A. 12/19/25 8,118
USD 218,833 CAD 301,409 Citibank N.A. 12/19/25 1,445
USD 5,977 CAD 8,290 Citibank N.A. 12/19/25 (2)
USD 10,584 CAD 14,695 Citibank N.A. 12/19/25 (14)
USD 2,396,752 EUR 2,021,820 Goldman Sachs & Co. 12/19/25 12,158
USD 1,678,445 GBP 1,242,106 Goldman Sachs & Co. 12/19/25 7,790
USD 2,397,178 EUR 2,021,820 Morgan Stanley 12/19/25 12,583
USD 2,397,355 EUR 2,021,820 UBS AG 12/19/25 12,760
$ 79,256

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
SEK
—
Swedish Krona
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 28,184,974
Gross Unrealized Depreciation (19,583,254)
Net Unrealized Appreciation $ 8,601,720